ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Equity [Abstract]
Accumulated Foreign Currency Translation Adjustments, Net of Tax	$ (831)	$ (602)	$ 270
Net Unrealized Gain on Investments, Net of Tax	8	5	0
Net Accumulated Derivative Income (Loss), Net of Tax	(115)	29	63
Postretirement Benefit Plan Activity, Net of Tax	(340)	(468)	(449)
Accumulated Other Comprehensive Loss	$ (1,278)	$ (1,036)	$ (116)